Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2024
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue

Changes in debt securities in issue
in EUR million	30 June 2024	31 December 2023
Opening balance as at 1 January	124,670	95,918
Additions	65,628	116,436
Redemptions / Disposals	-50,636	-90,574
Amortisation	562	764
Other	29	502
Changes in unrealised revaluations	-849	2,680
Foreign exchange movement	1,771	-1,057
Closing balance	141,175	124,670